LONG-TERM INVESTMENTS - Equity-method investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Equity-method investments
Investment income (loss)				$ (1,811)	¥ (11,783)	¥ 6,157	¥ (2,896)
Maximum potential loss, in loss of value of interests in investments					¥ 56,300
Distrii
Equity-method investments
Consideration paid for acquisition of equity method investments			¥ 35,000
Equity-method investments ownership percentage			39.00%		18.00%
Percentage of equity interest sold				6.00%	6.00%
Consideration for transfer of investment					¥ 18,000
Recognized gain on disposal of equity-method investment					42,097
Investment income (loss)			¥ (6,438)		(7,503)
AAPC LUB
Equity-method investments
Percentage of equity interest acquired			28.00%
Investment income (loss)			¥ 28,496		31,459
China Young
Equity-method investments
Percentage of equity interest acquired		37.00%				37.00%
Consideration paid for acquisition of equity method investments						¥ 44,904
Investment income (loss)					(2,243)	¥ (1,851)
China Young | Ordinary Shares
Equity-method investments
Shares acquired in investment of equity method investments (in shares) | shares						982
China Young | Series B preferred shares
Equity-method investments
Shares acquired in investment of equity method investments (in shares) | shares						5,610
CREATER
Equity-method investments
Percentage of equity interest acquired		20.00%				20.00%
Consideration paid for acquisition of equity method investments		¥ 100,000
Investment income (loss)					2,709	¥ 0
Hitone
Equity-method investments
Percentage of equity interest acquired	20.00%
Consideration paid for acquisition of equity method investments	¥ 30,300
Investment income (loss)					0
Hanmo
Equity-method investments
Percentage of equity interest acquired	60.00%
Consideration paid for acquisition of equity method investments	¥ 26,000
Investment income (loss)					¥ 0